Income Taxes Income Taxes (Tax Years) (Details)	12 Months Ended
Dec. 31, 2013
United States | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	2008
United States | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013
China | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	2002
China | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013
France | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	2009
France | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013
Germany | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	2008
Germany | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013
India | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	1997
India | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013
Israel | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	2012
Israel | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013
Japan | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	2009
Japan | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013
Malaysia | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	2008
Malaysia | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013
Singapore | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	2009
Singapore | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013
United Kingdom | Minimum [Member]
Income Tax Examination [Line Items]
Open Tax Years	2007
United Kingdom | Maximum
Income Tax Examination [Line Items]
Open Tax Years	2013